Stockholders' Equity (Details Narrative) (10-K) - USD ($)										1 Months Ended		3 Months Ended			12 Months Ended
	Jul. 06, 2020	Oct. 10, 2019	Oct. 10, 2019	May 23, 2019	Mar. 21, 2019	Jul. 30, 2018	Apr. 04, 2018	Mar. 09, 2018	Mar. 07, 2018	Jul. 31, 2018	Feb. 29, 2008	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Number of shares issued								15,810
Warrants to purchase common stock								15,810
Gross proceeds from common stock				$ 1,700,000		$ 9,000,000		$ 2,000,000
Net proceeds from common stock			$ 2,400,000	$ 1,400,000		$ 7,980,000		$ 1,700,000								$ 3,801,000	$ 9,680,000
Common stock, shares, issued						1,390,000						3,151,780		1,773,189	3,151,780	1,773,189
Preferred stock, stated value
Number of shares issued convertible debt						1,181,429
Common stock issued price per share	$ 4.00
Exercise price of warrants								$ 114
Preferred stock, shares authorized												2,000,000		2,000,000	2,000,000	2,000,000
Preferred stock, par value												$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares outstanding												328,925		328,925	328,925	328,925
Issuance of series E preferred, shares												328,925		328,925	328,925	328,925
Historical volatility															4 years
Expected dividend yield															0.00%	0.00%	0.00%
Aggregate stock option cancellation rate, years															4 years
Common stock available for future grants															7,845
Options outstanding, not yet exercised														13,725	7,863	13,725	14,032		1,261
Number of Shares, Exercised
Warrants Exercise													$ 1,388,000		$ 2,479,000	$ 99,000
Employee and Board Members [Member]
Shares of restricted stock under awards all have service conditions and vest over															2 years
Contractual term (years)															10 years
March 9, 2018 Financing [Member]
Number of shares issued								15,810
Stock Option [Member] | Stock Option Plan [Member]
Weighted-average contractual term of stock options currently exercisable															7 years 4 months 24 days
Number of Shares, Exercised
Total compensation cost related to nonvested awards not yet recognized															$ 0
Restricted Stock [Member] | Stock Option Plan [Member]
Total compensation cost related to nonvested awards not yet recognized															$ 0
Tranche One [Member] | Stock Option [Member] | Employee and Board Members [Member]
Stock options vesting, rate															50.00%
Preferred Class B [Member]
Number of shares issued						4,135.0015
Series E Convertible Preferred Stock [Member]
Preferred stock, stated value						$ 1,000				$ 1,000
Number of shares issued convertible debt					1,862												2,273.0015
Preferred stock convertible into shares of common stock, price per share						$ 35				$ 35
Conversion of preferred stock to common stock					1,862												1,862
Issuance of series E preferred, shares										4,135.0015
Series E Convertible Preferred Stock [Member] | Tranche One [Member]
Number of shares issued convertible debt																	2,273
Series E Convertible Preferred Stock [Member] | Tranche Two [Member]
Number of shares issued convertible debt																	64,942
Series A One Convertible Preferred Stock [Member] | Baoli [Member]
Preferred stock, shares issued											611,523
Convertible Preferred Stock To Common Stock [Member]
Preferred stock, shares outstanding																	328,925
Series A Convertible Preferred Stock [Member]
Conversion of preferred stock to common stock																	182
Preferred Class A [Member]
Issuance price per share						$ 35
Percentage of commons stock hold by certain investors						4.99%
Preferred stock, stated value						$ 1,000
Issuance of series E preferred, shares						4,435.0015
Conversion price per share						$ 35
Minimum [Member]
Aggregate forfeiture rates																10.00%
Maximum [Member]
Aggregate forfeiture rates																20.00%
Common Stock [Member]
Number of shares issued		1,183,400		170,000		257,142	3,872	11,900								963,400	150,900
Warrants to purchase common stock		1,183,400	1,183,400			257,142
Gross proceeds from common stock		$ 3,000,000
Warrants, exercisable period		5 years				5 years
Issuance price per share		$ 0.25	$ 0.25	$ 10.00		$ 35
Net proceeds from common stock		$ 2,400,000
Percentage of commons stock hold by certain investors								9.99%
Maximum exercise percentage of outstanding common stock						9.99%
Number of shares issued convertible debt					53,200											53,200	64,942
Common stock issued price per share								$ 126.50
Common Stock [Member] | IPO [Member]
Number of shares issued				170,000		139,000
Issuance price per share				$ 10
Common stock, shares, issued		1,183,400	1,183,400
Common Stock [Member] | March 9, 2018 Financing [Member]
Number of shares issued							3,872	11,900
Percentage of commons stock hold by certain investors								9.99%
Common stock issued price per share								$ 126.50
Common Stock [Member] | Securities Purchase Agreement [Member]
Number of shares issued	400,000
Gross proceeds from common stock	$ 1,600,000
Issuance price per share	$ 4.00
Common Stock [Member] | Baoli [Member]
Warrants to purchase common stock											3,101,361
Maximum exercise percentage of outstanding common stock											9.90%
Common Stock [Member] | Tranche One [Member]
Number of shares issued convertible debt																	1,862
Common Stock [Member] | Tranche Two [Member]
Number of shares issued convertible debt																	53,200
Common Stock [Member] | Preferred Class B [Member]
Number of shares issued						118,142
Common Stock [Member] | Series E Convertible Preferred Stock [Member]
Number of shares issued convertible debt																	64,942
Conversion of preferred stock to common stock					53,200												53,200
Common Stock [Member] | Minimum [Member]
Percentage of commons stock hold by certain investors						4.99%
Warrant [Member]
Warrants to purchase common stock		82,838	82,838
Gross proceeds from common stock									$ 2,000,000
Warrants, exercisable period									5 years
Issuance price per share						$ 35
Net proceeds from common stock									$ 1,700,000
Exercise price of warrants		$ 3.125	$ 3.125						$ 114
Warrants maturity date		Oct. 08, 2024	Oct. 08, 2024
Number of Warrants Exercised													555,171	39,528	978,594
Warrants Exercise													$ 1,400,000	$ 99,000	$ 2,500,000
Warrant [Member] | IPO [Member]
Warrants to purchase common stock		1	1
Exercise price of warrants		$ 2.50	$ 2.50
Warrants term		5 years	5 years
Pre Funded Warrants [Member]
Warrants to purchase common stock							3,910	3,910
Exercise price of warrants								$ 125.50
Warrant exercise price								$ 1.00
Pre Funded Warrants [Member] | March 9, 2018 Financing [Member]
Warrants to purchase common stock							3,910	3,910
Exercise price of warrants								$ 125.50
Warrant exercise price								$ 0.10
Placement Agent Warrant [Member]
Warrants to purchase common stock				11,900														15,428
Exercise price of warrants				$ 12.50														$ 43.75
Warrants maturity date				May 23, 2024														Jul. 25, 2023